12. FINANCIAL ASSETS AND LIABILITIES (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Book value	$ 1,947	$ 2,177	$ 1,683	$ 1,269
Corporate bonds 1
Disclosure of detailed information about borrowings [line items]
Instrument name	2022 CB	2022 CB
Company name	Edenor	Edenor
Residual value	$ 166	$ 166
Interest	Fixed	Fixed
Rate	9.75%	9.75%
Expiration	2022	2022
Book value	$ 139	$ 170
Corporate bonds 2
Disclosure of detailed information about borrowings [line items]
Instrument name	Class E CB	Class E CB
Company name	PAMPA	PAMPA
Residual value	$ 575	$ 607
Interest	Variable	Variable
Rate	Badlar	Badlar
Expiration	Nov-20	Nov-20
Book value	$ 10	$ 16
Corporate bonds 3
Disclosure of detailed information about borrowings [line items]
Instrument name	Class 1 CB	Class 1 CB
Company name	PAMPA	PAMPA
Residual value	$ 687	$ 747
Interest	Fixed	Fixed
Rate	7.50%	7.50%
Expiration	Jan-27	Jan-27
Book value	$ 698	$ 510
Corporate bonds 4
Disclosure of detailed information about borrowings [line items]
Instrument name	T Series CB	T Series CB
Company name	PAMPA	PAMPA
Residual value	$ 487	$ 500
Interest	Fixed	Fixed
Rate	7.38%	7.38%
Expiration	Jul-23	Jul-23
Book value	$ 497	$ 753
Corporate bonds 5
Disclosure of detailed information about borrowings [line items]
Instrument name	Serie 3 CB
Company name	PAMPA
Residual value	$ 293
Interest	Fixed
Rate	9.13%
Expiration	Apr-29
Book value	$ 291
Corporate bonds 6
Disclosure of detailed information about borrowings [line items]
Instrument name		Class 4 CB
Company name		PAMPA
Residual value		$ 34
Interest		Fixed
Rate		6.25%
Expiration		Oct-20
Book value		$ 34
Regulatory 1
Disclosure of detailed information about borrowings [line items]
Company name	PAMPA
Residual value	$ 84
Interest	Fixed
Rate	Between 4.25% and 7.65%
Expiration	Jan-20 to May-20
Book value	$ 88
Regulatory 2
Disclosure of detailed information about borrowings [line items]
Company name	PAMPA
Residual value	$ 39
Interest	Fixed and variable
Rate	4.21% + Libor
Expiration	May-24
Book value	$ 39
Regulatory 3
Disclosure of detailed information about borrowings [line items]
Company name	PAMPA
Residual value	$ 7,775
Interest	Fixed
Rate	Between 40% and 44.14%
Expiration	Apr-21 to Apr-22
Book value	$ 146
Regulatory 4
Disclosure of detailed information about borrowings [line items]
Company name	PAMPA
Residual value	$ 13
Interest	Fixed
Rate	6.00%
Expiration	2020
Book value	$ 14
Regulatory 5
Disclosure of detailed information about borrowings [line items]
Instrument name		CAMMESA 2014 Agreement
Company name		PAMPA
Residual value		$ 855
Interest		Variable
Rate		CAMMESA
Expiration		Regulatory financing was settled under the Agreement for the Regularization and Settlement of Receivables with the WEM (see Note 2.1.7).
Book value		$ 57
Regulatory 6
Disclosure of detailed information about borrowings [line items]
Instrument name		CAMMESA Mapro
Company name		PAMPA
Residual value		$ 174
Interest		Variable
Rate		CAMMESA
Expiration		Regulatory financing was settled under the Agreement for the Regularization and Settlement of Receivables with the WEM (see Note 2.1.7).
Book value		$ 7
Regulatory 7
Disclosure of detailed information about borrowings [line items]
Instrument name		CAMMESA Mapro
Company name		CPB
Residual value		$ 1,085
Interest		Variable
Rate		CAMMESA
Expiration		Regulatory financing was settled under the Agreement for the Regularization and Settlement of Receivables with the WEM (see Note 2.1.7).
Book value		$ 59
Financial loans 1
Disclosure of detailed information about borrowings [line items]
Company name		PAMPA
Residual value		$ 17,116
Interest		Fixed
Rate		Between 3.6% and 6.8%
Expiration		Feb-19 to May-21
Book value		$ 459
Financial loans 2
Disclosure of detailed information about borrowings [line items]
Company name		PAMPA
Residual value		$ 1,746
Interest		Fixed and variable
Rate		6% + Libor
Expiration		May-24
Book value		$ 46
Financial loans 3
Disclosure of detailed information about borrowings [line items]
Company name		PAMPA
Residual value		$ 550
Interest		Fixed
Rate		22.25%
Expiration		Sep-19 to Oct-19
Book value		$ 15
Financial loans 4
Disclosure of detailed information about borrowings [line items]
Company name	Edenor	Edenor
Residual value	$ 1,885	$ 1,885
Interest	Variable	Variable
Rate	Libor + 4.27%	Libor + 4.27%
Expiration	Oct-20	Oct-20
Book value	$ 25	$ 51
Corporate bonds
Disclosure of detailed information about borrowings [line items]
Book value	1,635	1,483
Regulatory
Disclosure of detailed information about borrowings [line items]
Book value	287	123
Financial loans
Disclosure of detailed information about borrowings [line items]
Book value	$ 25	$ 571